Share-Based Compensation - Summary Of Continuity Of Deferred Share Units (Detail) - Deferred Share Units [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2024 shares	Mar. 31, 2024 shares
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Opening balance	344,768	215,628
Granted	130,772	187,549
Dividend equivalents and other adjustments	4,941	12,511
Vested and settled	0	(70,920)
Ending balance	480,481	344,768